INCOME TAXES - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ (25,723)	$ (6,998)
Tax effect of valuation allowance on deferred tax assets	18,725	1,144
Accrued interest and penalties	51	0
Interest and penalties recognized as expense	83	215
Net operating loss carryforwards	40,889	12,272
United States, Canada, Malaysia and Brazil
Operating Loss Carryforwards [Line Items]
Tax effect of valuation allowance on deferred tax assets	18,725	6,969
United States
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	25,462	5,563
Net operating loss carryforwards, subject to Section 382 limitation	3,044
Net operating loss carryforwards, not subject to Section 382 limitation	22,418
U.S.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 3,735